Revenue	12 Months Ended
Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
30.
Revenue

	For the year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Sale of power	47,759	47,673	58,990	778
Sale of services - management shared services	15	14	—	—
Income from engineering, procurement and construction service	543	434	295	4
Sale of services - operation and maintenance services (refer Note 45)	16	37	0	0
Others	79	29	64	1
Revenue from contracts with customers	48,412	48,187	59,349	782

The Group recognised impairment losses on receivables arising from contracts with customers, included under other expenses in the consolidated statement of profit or loss, amounting to INR 404 (March 31, 2021: INR 386, March 31, 2020: INR 70)

a)
The location for all of the revenue from contracts with customers is India.
b)
The timing for all of the revenue from contracts with customers is over time.
c)
The Group has certain power purchase agreements entered with customers which contains provision for claiming cost over-runs due to change in law clause, subject to approval by appropriate authority. During the year ended March 31, 2022, on receipt of approval of cost over-run of INR Nil (March 31, 2021: INR 1,472, March 31, 2020: INR Nil), the Group has included the same as part of transaction price. Pending approval of cost over-runs of INR 4,219 (March 31, 2021: INR 1,266, March 31, 2020: INR 4,236) till the reporting period end, the Group has not included these over-runs as part of transaction price applying guidance on constraining estimates of variable consideration. Out of cost over-runs approved, the Group during the year ended March 31, 2022 has recognised revenue of INR 61 (March 31, 2021: INR 48, March 31, 2020: INR Nil).
d)
Transaction price - remaining performance obligations

The remaining performance obligation disclosure provides the aggregate amount of the transaction price yet to be recognised as at the end of the reporting period and an explanation as to when the Group expects to recognise these amounts in revenue. Applying the practical expedient as given in IFRS 15, the Group has not disclosed the remaining performance obligation related disclosures for contracts as the revenue recognised corresponds directly with the value to the customer of the entity’s performance completed to date. The cost over-runs which are pending approval of customers has been excluded for this disclosure because it was not included in the transaction price. These cost over-runs were excluded from the transaction price in accordance with the guidance on constraining estimates of variable consideration.

The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied), other than those where Group has elected the practical expedient available under IFRS 15 as mentioned above is approximately INR 38,018 as at March 31, 2022. Out of this, the group expects to recognise revenue of approximately 4% within the next one year and the remaining thereafter. The remaining performance obligations expected to be recognised relate to the supply of power under power purchase agreements that is to be satisfied as the Group performs for the remaining term of contract.

e)
There are no other material differences between the contracted price and revenue from contracts with customers.
f)
Contract balances

	As at April 1,	As at March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Trade receivables (refer Note 8)	25,914	35,980	44,819	591
Contract liabilities (refer Note 24)	1	1,425	—	—